III. Financial Risk Management - Proportions of Variable-rate and Fixed-rate Debt (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Significant borrowings as of closing date		$ 330,933	$ 619,007
Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Significant borrowings as of closing date	[1]	$ 187,036	$ 237,320
Percentage	[1]	57.00%	38.00%
Floating interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Significant borrowings as of closing date		$ 143,897	$ 381,687
Percentage		43.00%	62.00%

[1]	Out of the $187 million fixed rate borrowings, $175.2 million are short-term.